Restructuring costs and similar items	12 Months Ended
Dec. 31, 2024
Analysis of income and expense [abstract]
Restructuring costs and similar items	Restructuring costs and similar items
Restructuring costs and similar items amounted to €1,396 million in 2024, €1,030 million in 2023 and €1,077 million in 2022, and were comprised of the following items:

(€ million)	2024	2023	(a)	2022	(a)
Employee-related expenses	963	404		471
Charges, gains or losses on assets(b)	4	273		261
Costs related to transformation programs	285	330		325
Other	144	23		20
Total	1,396	1,030		1,077
(a)Figures for comparative periods (2023 and 2022) have been re-presented on a consistent basis to reflect the classification of Opella as a discontinued
operation.
(b)This line consists of impairment losses and accelerated depreciation charges related to site closures (including leased sites), and gains or losses on divestments of assets arising from reorganization decisions made by Sanofi.
Restructuring costs and similar items were €366 million higher in 2024 than 2023. For 2024, they mainly comprise costs relating to severance plans announced by Sanofi. For 2023, they included the impact of pension reform in France on future annuities under the rules of each severance plan. Restructuring costs and similar items also include the effects of Sanofi's ongoing transformation projects.